Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 57,416	€ 105,351	€ 168,363
Financial assets, fair value	57,416	105,351	168,363
Financial liabilities	37,615	47,002	56,911
Financial liabilities, fair value	37,615	47,002	56,911
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	37,615	47,002	56,911
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,771	22,286	30,957
Financial liabilities, fair value	13,771	22,286	30,957
Financial liabilities—non-current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—non-current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,771	22,286	30,957
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,802	8,709	8,936
Financial liabilities, fair value	8,802	8,709	8,936
Financial liabilities—current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,802	8,709	8,936
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,042	16,007	17,018
Financial liabilities, fair value	15,042	16,007	17,018
Trade payables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables and others | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,042	16,007	17,018
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	44,765	91,051	102,252
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,651	14,300	66,111
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,455	10,281	9,796
Financial assets, fair value	10,455	10,281	9,796
Non-current financial assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,455	10,281	9,796
Non-current financial assets | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,651	14,300	66,111
Financial assets, fair value	12,651	14,300	66,111
Trade receivables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Trade receivables and others | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,651	14,300	66,111
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,218	14,374	21,851
Financial assets, fair value	6,218	14,374	21,851
Short-term investments | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,218	14,374	21,851
Short-term investments | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,092	66,396	70,605
Financial assets, fair value	28,092	66,396	70,605
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,092	66,396	70,605
Cash and cash equivalents | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0	€ 0